Transactions with Related Parties, Thalassa (Details) - USD ($)					3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 06, 2019	Dec. 02, 2019	Oct. 17, 2019	Sep. 03, 2019	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018	Nov. 22, 2019	Aug. 30, 2019
Transactions with Related Parties [Abstract]
Proceeds from related party debt					$ 0	$ 0	$ 12,500,000	$ 0
Interest expense							162,500
$7.5 Million Bridge Loan [Member]
Transactions with Related Parties [Abstract]
Face amount							7,500,000
Repayment of loan	$ 7.5
Alpha Bank Financing [Member]
Transactions with Related Parties [Abstract]
Face amount							$ 11,000,000		$ 11,000,000
Maturity date							Dec. 02, 2024
Term of loan							5 years
Repayment of loan	$ 7,500,000
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense					$ 0	$ 0	$ 162,500	$ 0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount							5,000,000			$ 5,000,000
Proceeds from related party debt				$ 5,000,000			$ 5,000,000
Interest rate							6.00%
Maturity date							Mar. 03, 2021
Term of loan							18 months
Repayment of loan							$ 0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense							$ 100,000
Thalassa [Member] | $7.5 Million Bridge Loan [Member]
Transactions with Related Parties [Abstract]
Face amount			$ 7,500,000
Proceeds from related party debt			$ 7,500,000
Maturity date							Dec. 31, 2019
Thalassa [Member] | $7.5 Million Bridge Loan [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense							$ 62,500
Thalassa [Member] | Alpha Bank Financing [Member]
Transactions with Related Parties [Abstract]
Face amount									$ 11,000,000
Proceeds from related party debt		$ 11,000,000